Annual Fund Operating Expenses - Sequoia ETF - Sequoia ETF	Oct. 09, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.99%

[1]	The Fund’s Adviser, Ruane Cunniff L.P., receives a “unitary fee” pursuant to which it provides investment advisory service and pays most of the Fund’s operating expenses except brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto.
[2]	Other expenses are estimated for the current fiscal year.